LONG-TERM DEBT (Studio City Project Facility) - Additional Information (Detail)			0 Months Ended		12 Months Ended					0 Months Ended			0 Months Ended	12 Months Ended					12 Months Ended						0 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jan. 28, 2013 Studio City Project Facility [Member] USD ($)	Jan. 28, 2013 Studio City Project Facility [Member] HKD	Dec. 31, 2014 Studio City Project Facility [Member] USD ($)	Dec. 31, 2013 Studio City Project Facility [Member] USD ($)	Jan. 28, 2013 Studio City Project Facility [Member] USD ($)	Jan. 28, 2013 Studio City Project Facility [Member] HKD	Sep. 30, 2014 Studio City Project Facility [Member] Interest Rate Swap [Member]	Jan. 28, 2013 Studio City Project Facility [Member] Hong Kong Interbank Offered Rate HIBOR [Member]	Dec. 31, 2014 Studio City Project Facility [Member] Cash Collateral [Member] USD ($)	Dec. 31, 2013 Studio City Project Facility [Member] Cash Collateral [Member] USD ($)	Jan. 28, 2013 Studio City Project Facility [Member] Term Loan Facility [Member]	Dec. 31, 2014 Studio City Project Facility [Member] Term Loan Facility [Member]	Jul. 28, 2014 Studio City Project Facility [Member] Term Loan Facility [Member] USD ($)	Jul. 28, 2014 Studio City Project Facility [Member] Term Loan Facility [Member] HKD	Jan. 28, 2013 Studio City Project Facility [Member] Term Loan Facility [Member] USD ($)	Jan. 28, 2013 Studio City Project Facility [Member] Term Loan Facility [Member] HKD	Dec. 31, 2014 Studio City Project Facility [Member] Revolving Credit Facility [Member] USD ($)	Dec. 31, 2014 Studio City Project Facility [Member] Revolving Credit Facility [Member] HKD	Jan. 28, 2013 Studio City Project Facility [Member] Revolving Credit Facility [Member] USD ($)	Jan. 28, 2013 Studio City Project Facility [Member] Revolving Credit Facility [Member] HKD	Jan. 28, 2013 Studio City Project Facility [Member] Revolving Credit Facility [Member] Letters of Credit [Member] USD ($)	Jan. 28, 2013 Studio City Project Facility [Member] Revolving Credit Facility [Member] Letters of Credit [Member] HKD	Jan. 28, 2013 Studio City Project Facility [Member] After Last Day of Second Full Fiscal Quarter After Opening Date [Member] Minimum [Member] Hong Kong Interbank Offered Rate HIBOR [Member]	Jan. 28, 2013 Studio City Project Facility [Member] After Last Day of Second Full Fiscal Quarter After Opening Date [Member] Maximum [Member] Hong Kong Interbank Offered Rate HIBOR [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity							$ 1,395,357,000	10,855,880,000									$ 1,295,689,000	10,080,460,000			$ 99,668,000	775,420,000	$ 49,834,000	387,710,000
Maturity date														Jan. 28, 2018					Jan. 28, 2018	Jan. 28, 2018
Interest rate margin per annum added to HIBOR										4.50%															3.75%	4.50%
Voluntary prepayments, minimum amount			12,853,000	100,000,000
Limit of net proceeds of asset sale in excess of which will be subject to mandatory prepayment requirements			5,000,000
Limit of net other insurance proceeds in excess of which will be subject to mandatory prepayment requirements			10,000,000
Percentage of net proceeds of equity issuance which will be subject to mandatory prepayment requirements			50.00%	50.00%
Net assets restricted from distribution					175,000,000	217,000,000
Loan commitment fees recognized					15,153,000	23,190,000
Liability cap on contingent equity undertaking or similar							225,000,000
Restricted cash non-current portion	369,549,000	373,371,000									225,000,000	225,000,000
Amount drawn down as of the date															1,295,689,000	10,080,460,000
Amount available for future draw down																			$ 99,668,000	775,420,000
Minimum percentage of aggregate of drawn Studio City Term Loan Facility and the Studio City Notes to be hedged													50.00%
Fixed interest rate per annum on notional amount of interest rate swap agreements									0.28%
Interest rate swap agreements, expiry date					All these interest rate swap agreements will expire in March 2015.